Retirement Plan (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) retirement_plan	Dec. 31, 2020 USD ($)
Retirement Benefits [Abstract]
Number of defined contribution employee retirement plan | retirement_plan	2
Employer matching contribution rate	4.00%
Employer's contribution for retirement plan | $	$ 0.6	$ 0.6